Income taxes - Recognized deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	$ 607.0	$ 26.6
Deferred tax liabilities	(602.3)	(22.9)
Net	4.7	3.7		$ (0.1)
Set off of tax	(498.7)	(11.6)
Set off of tax	498.7	11.6
Net tax assets	108.3	15.0	$ 9.4
Net tax liabilities	(103.6)	(11.3)	$ (9.5)
Construction contract assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	87.6	4.3
Deferred tax liabilities	(8.4)	(4.0)
Net	79.2	0.3		1.1
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	177.8	0.1
Deferred tax liabilities	(20.6)	(0.4)
Net	157.2	(0.3)		0.2
Intangible assets and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	9.2	0.8
Deferred tax liabilities	(553.8)	(7.0)
Net	(544.6)	(6.2)		(6.1)
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	11.1	8.3
Deferred tax liabilities	(15.3)	(10.6)
Net	(4.2)	(2.3)		(6.4)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	5.0	0.2
Deferred tax liabilities	(1.5)	(0.8)
Net	3.5	(0.6)		(1.1)
Trade and other payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	26.6	2.3
Net	26.6	2.3		3.7
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	61.6	5.7
Net	61.6	5.7		5.6
Tax loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	216.9	4.7
Net	216.9	4.7		2.3
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	11.2	0.2
Deferred tax liabilities	(2.7)	(0.1)
Net	$ 8.5	$ 0.1		$ 0.6